Events after the reporting date	12 Months Ended
Dec. 31, 2025
Events after the reporting date
Events after the reporting date

Note 29. Events after the reporting date

The Company has assessed events that occurred after the reporting date and before the authorization of these consolidated financial statements. Management did not identify any subsequent events requiring adjustment of the amounts recognized in the consolidated financial statements or additional disclosure under IAS 10